Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2022
Net Income (Loss) Per Share [Line Items]
Additional ordinary shares		877,500,000
Common stock, par value (in Dollars per share)	[1]		$ 0.04	$ 0.04
Number of ordinary shares			10
Common stock, shares authorized	[1]		900,000,000	900,000,000
Preferred stock, par value (in Dollars per share)		$ 0.04
Additional preferred stock, shares authorized		97,500,000
Share Consolidation [Member]
Net Income (Loss) Per Share [Line Items]
Additional ordinary shares					0.001
Shares consolidation					1
Common stock, par value (in Dollars per share)			$ 0.04		$ 0.04
Authorized share capital (in Dollars)			$ 1,000,000
Common stock, shares authorized			22,500,000
Preferred stock, shares authorized			2,500,000
Preferred stock, par value (in Dollars per share)			$ 0.04
Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)		$ 0.04
Number of ordinary shares			1
Preferred Stock [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.04
Preferred dividend shares		100,000,000
Minimum [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, shares authorized		2,500,000
Minimum [Member] | Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, par value (in Dollars per share)		$ 0.04
Authorized share capital (in Dollars)		$ 1,000,000
Common stock, shares authorized		22,500,000
Maximum [Member]
Net Income (Loss) Per Share [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.04
Authorized share capital (in Dollars)		$ 40,000,000
Maximum [Member] | Ordinary Shares [Member]
Net Income (Loss) Per Share [Line Items]
Common stock, shares authorized		900,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares and change of authorized share capital (Note 11).